Condensed Financial Statements of the Company (Tables)	12 Months Ended
Jun. 30, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed statements of financial position
	As of June 30,
	2020	2021	2021
	RMB	RMB	US$

ASSETS:
Current assets:
Cash and cash equivalents	15,286	12,770	1,978
Total current assets	15,286	12,770	1,978

Investments in subsidiaries	352,755	307,741	47,663
Total assets	368,041	320,511	49,641

LIABILITIES AND EQUITY:
LIABILITIES:
Current liabilities:
Other payables and accrued expenses	85	210	33
Total current liabilities	85	210	33
Total liabilities	85	210	33

Commitments and contingencies
EQUITY:
Ordinary shares (Authorized shares: 2,000,000,000 at US$0.001 each; issued and outstanding shares: 90,472,014 and 90,472,014 as of June 30, 2020 and 2021, respectively)	600	600	93
Additional paid-in capital	224,702	224,694	34,801
Retained earnings	142,187	95,817	14,840
Accumulated other comprehensive income	467	(810)	(126)
Total equity	367,956	320,301	49,608
Total liabilities and equity	368,041	320,511	49,641

Schedule of condensed statements of operations and comprehensive income (loss)
	Years ended June 30,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$

General and administrative expenses	129	(1,286)	(1,369)	(212)
Interest income	361	188	68	11
Equity in earnings (loss) of subsidiaries	53,220	(31,805)	(45,067)	(6,980)
Income (loss) before income taxes	53,710	(32,903)	(46,368)	(7,181)
Income tax expense	(179)	-	(2)	(1)
Net income (loss)	53,531	(32,903)	(46,370)	(7,182)
Other comprehensive income (loss), net of tax: Foreign currency translation adjustments	11	456	(1,277)	(198)
Total Comprehensive income (loss)	53,542	(32,447)	(47,647)	(7,380)